FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 230,312	R$ (6,567,720)
2026
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	351,949	(1,753,846)
2027
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	674,290	(1,699,768)
2028
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	96,273	(36,905)
2029 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (892,200)	R$ (3,077,201)